Submission	Apr. 24, 2025
Submission [Line Items]
Central Index Key	0001091667
Registrant Name	CHARTER COMMUNICATIONS, INC. /MO/
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES